Inventories	12 Months Ended
Sep. 30, 2023
Inventories [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of September 30, 2023 and 2022 consisted of the following:

	2023	2022
Raw materials	$13,243,104	$6,610,565
Work in process	247,113	5,421,908
Finished goods	13,216,411	12,835,235
Total	$26,706,629	$24,867,708

There was no inventory write-downs recognized for the years ended September 30, 2023, 2022 and 2021.